Parent entity information	12 Months Ended
Jun. 30, 2024
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Parent entity information
Note 29. Parent entity information
Set out below is the supplementary information about the parent entity.

	Parent
	2024 A$’000	2023 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(24,008)	(20,863)

Total comprehensive loss	(24,008)	(20,863)

	2024 A$’000	2023 A$’000

Statement of financial position
Total current assets	3,048	4,645
Total assets	18,488	21,915
Total current liabilities	25,529	7,003
Total liabilities	31,335	15,472
Equity
Contributed equity	101,638	97,452
Reserves	4,225	4,423
Accumulated losses	(118,710)	(95,432)

Total equity	(12,847)	6,443

Reserves comprise Share Based Payments Reserve.
Contingent liabilities
The parent entity contingent liabilities as at 30 June 2024 and 30 June 2023 are as set out in note 19.
Capital commitments - Property, plant and equipment
The parent entity had no capital commitments for property, plant and equipment at as 30 June 2024 and 30 June 2023.
Significant accounting policies
The accounting policies of the parent entity are consistent with those of the Consolidated Entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognized as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.